FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - Discounted cash flow - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Interest rate swaps & other | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	$ 0	$ 0
Other Derivative Contract | Level 3 of fair value hierarchy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	0	0
Interest rate swaps & other | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	98	30
Other Derivative Contract | Level 3 of fair value hierarchy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 70	$ 0